Expense Example - Harbor Disruptive Innovation Fund	Retirement Class One Year	Retirement Class Three Years	Retirement Class Five Years	Retirement Class Ten Years	Institutional Class One Year	Institutional Class Three Years	Institutional Class Five Years	Institutional Class Ten Years	Administrative Class One Year	Administrative Class Three Years	Administrative Class Five Years	Administrative Class Ten Years	Investor Class One Year	Investor Class Three Years	Investor Class Five Years	Investor Class Ten Years
USD ($)	51	221	406	940	59	246	449	1,035	85	325	584	1,327	96	360	643	1,453